22. Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value assets on recurring basis
Level 2	2019	2018
Assets: (market approach)
U.S. GSE debt securities	$18,061,620	$13,751,103
Agency MBS	16,205,375	15,574,525
ABS and OAS	2,852,909	1,986,129
Other investments	8,846,846	8,055,074
	$45,966,750	$39,366,831

Schedule of fair value assets nonrecurring basis
Level 2	2019	2018
Assets: (market approach)
MSRs (1)	$939,577	$1,004,948
OREO	966,738	201,386

Schedule of estimated fair values of financial instruments

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:

December 31, 2019		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$48,562	$48,562	$0	$0	$48,562
Debt securities AFS	45,967	0	45,967	0	45,967
Restricted equity securities	1,432	0	1,432	0	1,432
Loans and loans held-for-sale, net of ALL
Commercial & industrial	98,062	0	0	97,356	97,356
Commercial real estate	243,022	0	0	242,735	242,735
Municipal (1)	55,817	0	0	55,867	55,867
Residential real estate - 1st lien	156,897	0	0	156,520	156,520
Residential real estate - Jr lien	42,927	0	0	42,950	42,950
Consumer	4,337	0	0	4,306	4,306
MSRs (2)	940	0	1,250	0	1,250
Accrued interest receivable	2,337	0	2,337	0	2,337

Financial liabilities:
Deposits
Other deposits	603,872	0	604,267	0	604,267
Brokered deposits	11,149	0	11,153	0	11,153
Long-term borrowings	2,650	0	2,427	0	2,427
Repurchase agreements	33,190	0	33,190	0	33,190
Operating lease obligations	1,263	0	1,263	0	1,263
Finance lease obligations	100	0	100	0	100
Subordinated debentures	12,887	0	12,831	0	12,831
Accrued interest payable	139	0	139	0	139

(1)	Prior to reclassification to the loan portfolio effective January 1, 2019, all loans in this category were reported as HTM securities as a component of Investment Securities. All prior periods have been restated to conform to the reclassification.

(2)	Reported fair value represents all MSRs for loans serviced by the Company at December 31, 2019, regardless of carrying amount.

December 31, 2018		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$67,935	$67,935	$0	$0	$67,935
Debt securities AFS	39,367	0	39,367	0	39,367
Restricted equity securities	1,749	0	1,749	0	1,749
Loans and loans held-for-sale, net of ALL
Commercial & industrial	80,049	0	0	79,773	79,773
Commercial real estate	232,239	0	0	230,532	230,532
Municipal (1)	47,067	0	0	47,228	47,228
Residential real estate - 1st lien	164,202	0	0	161,068	161,068
Residential real estate - Jr lien	44,260	0	0	44,127	44,127
Consumer	5,031	0	0	5,063	5,063
MSRs (2)	1,005	0	1,481	0	1,481
Accrued interest receivable	2,301	0	2,301	0	2,301

Financial liabilities:
Deposits
Other deposits	573,525	0	571,952	0	571,952
Brokered deposits	35,292	0	35,247	0	35,247
Long-term borrowings	1,550	0	1,425	0	1,425
Repurchase agreements	30,522	0	30,522	0	30,522
Capital lease obligations	267	0	267	0	267
Subordinated debentures	12,887	0	12,807	0	12,807
Accrued interest payable	113	0	113	0	113

(1)	Prior to reclassification to the loan portfolio effective January 1, 2019, all loans in this category were reported as HTM securities as a component of Investment Securities. All prior periods have been restated to conform to the reclassification.

(2)	Reported fair value represents all MSRs for loans serviced by the Company at December 31, 2018, regardless of carrying amount.